Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Common Stock Reserved and Unissued (Detail)	1 Months Ended
	Feb. 23, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		19,906,382
Excluded shares for potential issuance of equity forward transaction	31,000,000
DRP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		1,786,871
Conectiv Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		1,093,701
Potomac Electric Power Company Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		298,543
Pepco Holdings Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		7,665,981
Two Thousand Twelve Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		8,000,000
Pepco Holdings Non-Management Directors Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		457,211
Pepco Holdings Retirement Savings Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		604,075